NON-PUBLIC

RECEIVED
OFFICE OF THE SECRETARY

AUG 17 1998

28-6078

CONFIDENTIAL

98 12 5452

SEC USE ONLY

UNITES STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

[illegible] 8/14/00

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended June 30, 1998

CONFIDENTIAL TREATMENT EXPIRED

(Please read instructions before preparing form.)

If amended report check here: ☐

HBK Investments L.P.
Name of Institutional Investment Manager

300 Crescent Court, Suite 700 Dallas TX 75201
Business Address (Street) (City) (State) (Zip)

H. Michael Reese (214) 758-6160 Chief Financial Officer
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dallas and State of Texas on the 13 day of August, 1998.

PROCESSED
APR 25 2002
THOMSON FINANCIAL

HBK Investments L.P.
(Name of Institutional Investment Manager)

H Michael Reese CFO
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): *(List in alphabetical order).*

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1.		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

HBK INVESTMENTS L.P. 06/30/98 FORM 13F

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 NAME OF ISSUER	ITEM #2 TITLE OF CLASS	ITEM #3 CUSIP NO.	ITEM #4 MARKET VALUE	ITEM #5 SHARES OR PRINC. AMT.
AHMANSON & CO	COM	008677106	26,270,000	370,000
ALCATEL ALSTHOM	SPONSORED ADR	013904305	439,425	10,800
ALLEGHENY ENERGY INC	COM	017361106	5,061,000	168,000
AMERICAN BANKERS INS GROUP INC	COM	024456105	20,021,626	333,000
BAY NETWORKS INC	COM	072510100	8,707,500	270,000
CAMCO INTL INC	COM	132632100	1,884,575	24,200
CENDANT CORP	COM	151313103	835,000	40,000
CHEMFIRST INC	COM	16361A106	18,808,726	744,900
CHRYSLER CORP	COM	171196108	60,603,126	1,075,000
CIENA CORP	COM	171779101	8,695,313	125,000
CITIZENS UTILS CO DEL	CL B	177342201	3,552,588	369,100
COLEMAN INC NEW	COM	193559101	312,187	27,000
CORECOMM INC	COM	21868N106	2,748,350	105,200
DSC COMMUNICATIONS CORP	COM	233311109	6,665,050	222,400
DAIMLER BENZ A G	SPONSORED ADR	233829308	12,660,356	130,100
FLEET FINL GROUP INC NEW	COM	338915101	2,505,000	30,000
PAGE TOTAL			179,769,822	

CONFIDENTIAL TREATMENT REQUESTED

HBK INVESTMENTS L.P. 06/30/98 FORM 13F

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 NAME OF ISSUER	ITEM #2 TITLE OF CLASS	ITEM #3 CUSIP NO.	ITEM #4 MARKET VALUE	ITEM #5 SHARES OR PRINC. AMT.
FLEET FINL GROUP INC NEW	CALL	338915901	10,732,500	159,000
FREEPORT MCMORAN SULPHUR INC	COM	35671R104	4,958,150	374,200
GENENTECH INC	COM SPL	368710307	6,115,539	90,100
GIANT FOOD INC	CL A	374478105	14,555,125	338,000
HUMANA INC	COM	444859102	10,934,337	350,600
JOHN ALDEN FINL CORP	COM	477838106	5,002,800	227,400
KANSAS CITY PWR & LT CO	COM	485134100	14,465,200	498,800
LASER MTG MGMT INC	COM	51806D100	217,500	20,000
MCI COMMUNICATIONS CORP	COM	552673105	2,416,078	41,500
MCI COMMUNICATIONS CORP	CALL	552673905	6,695,312	150,000
MCI COMMUNICATIONS CORP	PUT	552673955	14,531,249	250,000
MCMORAN OIL & GAS CO NEW	COM	582445102	668,438	155,000
MERCANTILE STORES INC	COM	587533100	22,891,875	290,000
MIDWAY GAMES INC	COM	598148104	10,235,938	655,100
NEUREX CORP	COM	641238100	6,778,431	222,700
NORTHROP GRUMMAN CORP	COM	666807102	9,456,562	91,700
PAGE TOTAL			**140,655,034**	

CONFIDENTIAL TREATMENT REQUESTED

HBK INVESTMENTS L.P. 06/30/98 FORM 13F

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 NAME OF ISSUER	ITEM #2 TITLE OF CLASS	ITEM #3 CUSIP NO.	ITEM #4 MARKET VALUE	ITEM #5 SHARES OR PRINC. AMT.
SCHOOL SPECIALTY INC	COM	807863105	2,259,141	137,700
TELECOMUNICACOES BRASILEIRAS	SPONSORED ADR	879287100	5,382,945	49,300
TELEPHONE & DATA SYS INC	COM	879433100	10,836,001	275,200
TOYS R US INC	PUT	892335950	837,500	40,000
TELE-COMMUNICATIONS INTL INC	COM SER A	87924H102	567,448	28,240
TELE-COMMUNICATIONS INTL INC	PUT	87924H952	188,438	10,000
TELE-COMMUNICATIONS INTL INC	SUB DB CV 4.5%06	87924HAA0	66,640,310	72,682,000
TELE-COMMUNICATIONS INC NEW	COM TCI GRP A	87924V101	7,489,219	195,000
WORKFLOW MGMT INC	COM	98137N109	449,081	55,700
TRAVELERS GROUP INC	COM	894190107	2,425,000	40,000
UNITED STATES FILTER CORP NEW	COM NEW	911843209	10,095,120	359,737
MILLICOM INTL CELLULAR S A	ORD	L6388F102	12,035,773	275,300

PAGE TOTAL 119,205,976

CONFIDENTIAL TREATMENT REQUESTED

HBK INVESTMENTS L.P. 06/30/98 FORM 13F

ITEM 6: INVESTMENT DISCRETION ALL (a) SOLE

ITEM 7: MANAGERS ALL HBK INVESTMENTS L.P.

ITEM 8: VOTING AUTHORITY ALL (a) SOLE

ITEM #1 NAME OF ISSUER	ITEM #2 TITLE OF CLASS	ITEM #3 CUSIP NO.	ITEM #4 MARKET VALUE	ITEM #5 SHARES OR PRINC. AMT.
1) AMF BOWLING INC	DBCV ZERO 144A18	03113VAA7	49,416,433	180,575,000
2) SUNBEAM CORP	SRSDCV ZRO144A18	867071AA0	45,643,500	198,450,000
PAGE TOTAL			95,059,933	
GRAND TOTAL			534,690,765	

CONFIDENTIAL TREATMENT REQUESTED